Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of tax expense

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD

Current Tax	163,676,039	15,018,507	500,952	76,775
Deferred Tax	(33,820,672)	37,926,132	295,572	45,298
Total	129,855,367	52,944,639	796,524	122,073

Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2018	2019	2020
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	(9.47)%	(25.47)%	(23.75)%
Goodwill impairment	(44.22)%	—	—
Losses not deductible for income tax purposes	(5.40)%	(12.81)%	(8.14)%
Tax-free income	1.10%	—	—
Valuation allowance of deferred tax assets	(55.56)%	(33.12)%	8.29%
Uncertain tax position impact	—	—	—
Different tax rate of subsidiary operation in other jurisdiction	2.81%	0.16%	(3.73)%
Effective income tax rate	(85.74)%	(46.24)%	(2.33)%

Schedule of principal components of the deferred income tax asset and liabilities

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Deferred tax assets:
Accrued expenses	4,608,063	4,312,491	660,918
Tax loss carry forward	67,843,392	63,563,642	9,741,554
Gross deferred tax assets	72,451,455	67,876,133	10,402,472
Valuation allowance	(67,843,392)	(63,563,642)	(9,741,554)
Net deferred tax assets	4,608,063	4,312,491	660,918

Schedule of movement of valuation allowance

	As of December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance as of January 1	—	84,146,463	67,843,392	10,397,455
Additions (utilization)	84,146,463	37,227,678	(2,837,821)	(434,915)
Write-offs	—	(53,530,749)	(1,441,929)	(220,986)
Balance as of December 31	84,146,463	67,843,392	63,563,642	9,741,554